Note 5 - Segment Reporting - Reportable Segments (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Net sales		R$ 72,854.3	R$ 58,379.0	R$ 52,005.1
Cost of sales		(35,659.7)	(27,066.1)	(21,678.2)
Gross profit		37,194.6	31,312.9	30,326.9
Distribution expenses		(9,932.7)	(8,245.0)	(6,951.4)
Sales and marketing expenses		(7,035.5)	(6,374.6)	(5,696.1)
Administrative expenses		(4,877.4)	(2,948.5)	(2,680.0)
Other operating income/(expenses), net		2,124.1	2,679.4	1,472.7
Exceptional items		(392.8)	(452.0)	(397.2)
Income from operations		17,080.3	15,972.2	16,074.9
Net finance costs		(3,205.4)	(2,434.5)	(3,109.5)
Share of results of joint ventures		(115.7)	(43.3)	(22.3)
Income before income tax		13,759.2	13,494.4	12,943.1
Income tax expense		(636.6)	(1,762.5)	(754.7)
Net income		13,122.6	11,731.9	12,188.4
EBITDA (iii)	[1]	22,361.3	21,096.1	20,727.7
Depreciation. amortization and impairment		R$ (5,396.7)	R$ (5,167.4)	R$ (4,675.2)
EBITDA margin as a % (iii)	[1]	30.70%	36.10%	39.90%
Acquisition of property, plant and equipment		R$ 7,677.1	R$ 4,692.7	R$ 5,069.4
Total assets		138,602.5	125,196.3	101,742.9
Total liabilities		138,602.5	125,196.3	101,742.9
Share of results of joint ventures		(115.7)	(43.3)	(22.3)
Operating segments [member]
Statement Line Items [Line Items]
Total assets		109,560.9	96,190.7	82,044.2
Total liabilities		47,025.7	40,559.8	32,330.7
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Total assets		(2,868.5)	(2,187.6)	(2,286.2)
Total liabilities		(2,869.1)	(2,187.4)	(2,286.4)
Unallocated amounts [member]
Statement Line Items [Line Items]
Total assets		31,910.1	31,193.2	21,984.9
Total liabilities		94,445.9	86,823.9	71,698.6
Brazil 1 [member]
Statement Line Items [Line Items]
Net sales		35,586.5	30,196.5	28,129.9
Cost of sales		(18,309.1)	(14,112.9)	(12,096.3)
Gross profit		17,277.4	16,083.6	16,033.6
Distribution expenses		(5,123.1)	(4,241.9)	(3,814.1)
Sales and marketing expenses		(3,440.3)	(3,444.1)	(3,124.8)
Administrative expenses		(3,006.2)	(1,629.6)	(1,646.8)
Other operating income/(expenses), net		2,096.0	2,887.2	1,421.0
Exceptional items		(210.1)	(173.8)	(328.2)
Income from operations		7,593.7	9,481.4	8,540.7
Net finance costs		(858.1)	(663.9)	(1,381.9)
Share of results of joint ventures		(11.7)	(7.2)	(5.6)
Income before income tax		6,723.9	8,810.3	7,153.2
Income tax expense		1,953.2	(203.1)	807.7
Net income		8,677.1	8,607.2	7,960.9
EBITDA (iii)	[1]	10,564.3	12,388.7	11,404.1
Depreciation. amortization and impairment		R$ (2,982.3)	R$ (2,914.5)	R$ (2,869.0)
EBITDA margin as a % (iii)	[1]	29.70%	41.00%	40.50%
Acquisition of property, plant and equipment		R$ 4,645.1	R$ 3,114.9	R$ 3,176.5
Share of results of joint ventures		(11.7)	(7.2)	(5.6)
Brazil 1 [member] | Beer [member]
Statement Line Items [Line Items]
Net sales		30,537.1	25,953.0	23,765.5
Cost of sales		(15,382.0)	(11,941.7)	(10,037.9)
Gross profit		15,155.1	14,011.3	13,727.6
Distribution expenses		(4,263.1)	(3,529.2)	(3,105.5)
Sales and marketing expenses		(3,096.2)	(3,008.9)	(2,721.0)
Administrative expenses		(2,616.1)	(1,395.1)	(1,426.0)
Other operating income/(expenses), net		1,711.3	2,380.3	1,110.4
Exceptional items		(202.0)	(173.8)	(328.2)
Income from operations		6,689.0	8,284.6	7,257.3
Net finance costs		(858.1)	(663.9)	(1,408.9)
Share of results of joint ventures		(11.7)	(7.2)	(5.6)
Income before income tax		5,819.2	7,613.5	5,842.8
Income tax expense		1,953.2	(203.1)	807.7
Net income		7,772.4	7,410.4	6,650.5
EBITDA (iii)	[1]	9,302.4	10,830.8	9,767.0
Depreciation. amortization and impairment		R$ (2,625.1)	R$ (2,553.4)	R$ (2,515.3)
EBITDA margin as a % (iii)	[1]	30.50%	41.70%	41.10%
Share of results of joint ventures		R$ (11.7)	R$ (7.2)	R$ (5.6)
Brazil 1 [member] | NAB [member]
Statement Line Items [Line Items]
Net sales		5,049.4	4,243.5	4,364.4
Cost of sales		(2,927.1)	(2,171.2)	(2,058.4)
Gross profit		2,122.3	2,072.3	2,306.0
Distribution expenses		(860.0)	(712.7)	(708.6)
Sales and marketing expenses		(344.1)	(435.2)	(403.8)
Administrative expenses		(390.1)	(234.5)	(220.8)
Other operating income/(expenses), net		384.7	506.9	310.6
Exceptional items		(8.1)	0.0	0.0
Income from operations		904.7	1,196.8	1,283.4
Net finance costs		0.0	0.0	27.0
Share of results of joint ventures		0.0	0.0	0.0
Income before income tax		904.7	1,196.8	1,310.4
Income tax expense		0.0	0.0	0.0
Net income		904.7	1,196.8	1,310.4
EBITDA (iii)	[1]	1,261.9	1,557.9	1,637.1
Depreciation. amortization and impairment		R$ (357.2)	R$ (361.1)	R$ (353.7)
EBITDA margin as a % (iii)	[1]	25.00%	36.70%	37.50%
Share of results of joint ventures		R$ 0.0	R$ 0.0	R$ 0.0
Brazil 1 [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets		54,609.4	48,970.2	44,161.9
Total liabilities		27,611.2	25,032.6	19,907.4
CAC [member]
Statement Line Items [Line Items]
Net sales	[2]	9,947.4	7,319.3	6,757.9
Cost of sales	[2]	(4,727.9)	(3,307.5)	(2,934.1)
Gross profit	[2]	5,219.5	4,011.8	3,823.8
Distribution expenses	[2]	(872.7)	(751.5)	(684.3)
Sales and marketing expenses	[2]	(693.3)	(542.4)	(553.0)
Administrative expenses	[2]	(427.7)	(305.0)	(256.7)
Other operating income/(expenses), net	[2]	12.4	(23.5)	85.8
Exceptional items	[2]	(46.7)	(70.5)	(17.1)
Income from operations	[2]	3,191.5	2,318.9	2,398.5
Net finance costs	[2]	(80.1)	9.8	(110.1)
Share of results of joint ventures	[2]	(79.7)	(4.9)	(2.2)
Income before income tax	[2]	3,031.7	2,323.8	2,286.2
Income tax expense	[2]	(1,301.7)	(713.2)	(642.7)
Net income	[2]	1,730.0	1,610.6	1,643.5
EBITDA (iii)	[1],[2]	3,789.2	2,995.0	2,942.6
Depreciation. amortization and impairment	[2]	R$ (677.4)	R$ (681.0)	R$ (546.3)
EBITDA margin as a % (iii)	[1],[2]	38.10%	40.90%	43.50%
Acquisition of property, plant and equipment	[2]	R$ 801.6	R$ 492.3	R$ 578.4
Share of results of joint ventures	[2]	(79.7)	(4.9)	(2.2)
CAC [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets	[2]	15,351.9	13,521.4	11,393.3
Total liabilities	[2]	5,414.4	4,114.2	3,932.8
South Latin America segment [member]
Statement Line Items [Line Items]
Net sales	[3]	16,571.7	11,560.8	10,028.7
Cost of sales	[3]	(8,235.7)	(5,937.4)	(3,998.0)
Gross profit	[3]	8,336.0	5,623.4	6,030.7
Distribution expenses	[3]	(2,010.1)	(1,492.8)	(1,092.0)
Sales and marketing expenses	[3]	(1,542.9)	(1,165.6)	(1,019.7)
Administrative expenses	[3]	(832.0)	(574.9)	(428.8)
Other operating income/(expenses), net	[3]	38.8	(159.9)	(18.0)
Exceptional items	[3]	(115.4)	(145.7)	(51.9)
Income from operations	[3]	3,874.4	2,084.5	3,420.3
Net finance costs	[3]	(2,177.8)	(1,731.4)	(1,543.2)
Share of results of joint ventures	[3]	0.0	0.0	0.0
Income before income tax	[3]	1,696.6	353.1	1,877.1
Income tax expense	[3]	(509.4)	(118.4)	(272.3)
Net income	[3]	1,187.2	234.7	1,604.8
EBITDA (iii)	[1],[3]	5,071.4	3,182.6	4,337.9
Depreciation. amortization and impairment	[3]	R$ (1,197.0)	R$ (1,098.1)	R$ (917.6)
EBITDA margin as a % (iii)	[1],[3]	30.60%	27.50%	43.30%
Acquisition of property, plant and equipment	[3]	R$ 1,665.4	R$ 621.8	R$ 1,025.0
Share of results of joint ventures	[3]	0.0	0.0	0.0
South Latin America segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets	[3]	21,583.0	17,211.2	14,454.0
Total liabilities	[3]	7,843.6	5,156.4	4,411.8
Canada segment [member]
Statement Line Items [Line Items]
Net sales		10,748.7	9,302.4	7,088.6
Cost of sales		(4,387.0)	(3,708.3)	(2,649.8)
Gross profit		6,361.7	5,594.1	4,438.8
Distribution expenses		(1,926.8)	(1,758.8)	(1,361.0)
Sales and marketing expenses		(1,359.0)	(1,222.5)	(998.6)
Administrative expenses		(611.5)	(439.0)	(347.7)
Other operating income/(expenses), net		(23.1)	(24.4)	(16.1)
Exceptional items		(20.6)	(62.0)	0.0
Income from operations		2,420.7	2,087.4	1,715.4
Net finance costs		(89.4)	(49.0)	(74.3)
Share of results of joint ventures		(24.3)	(31.2)	(14.5)
Income before income tax		2,307.0	2,007.2	1,626.6
Income tax expense		(778.7)	(727.8)	(647.4)
Net income		1,528.3	1,279.4	979.2
EBITDA (iii)	[1]	2,936.4	2,529.8	2,043.1
Depreciation. amortization and impairment		R$ (540.0)	R$ (473.6)	R$ (342.2)
EBITDA margin as a % (iii)	[1]	27.30%	27.20%	28.80%
Acquisition of property, plant and equipment		R$ 565.0	R$ 463.7	R$ 289.5
Share of results of joint ventures		(24.3)	(31.2)	(14.5)
Canada segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets		18,016.6	16,487.9	12,035.0
Total liabilities		R$ 6,156.5	R$ 6,256.6	R$ 4,078.7

[1]	From 2021 onwards, the Adjusted EBITDA metric was changed to EBITDA, for presentation purposes, including for comparative purposes.
[2]	CAC: includes the Dominican Republic, Panama, Guatemala, Cuba, Barbados, Saint Vincent, Dominica, Nicaragua, Honduras and Antigua.
[3]	Latin America - South: includes operations in Argentina, Bolivia, Chile, Paraguay and Uruguay.